Note 21 - Deferred tax assets and liabilities (Details Textual) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 120.4
Unused tax losses for which no deferred tax asset recognised, percent expiring in less than one year	8.00%
Unused tax losses for which no deferred tax asset recognised, percent expiring between two and five years	4.00%
Unused tax losses for which no deferred tax asset recognised, percent expiring in more than five years	88.00%
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets related to taxable losses of subsidiaries	$ 300.0